Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2023	December 31, 2022
Trade receivables	$879,509	$2,015,291
Allowance for doubtful accounts	-	(1,056,393)
Taxes receivable	301,748	615,730
Total	$1,181,257	$1,574,628